Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	May 06, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We generally grant annual equity-based awards to our executive officers in the first quarter of each calendar year during the performance review cycle, although the exact timing of the awards may change from year to year. The Compensation Committee or the Board of Directors may also grant equity awards, including stock options, at different times of the year to new hires and in connection with promotions or other job changes. Neither the Compensation Committee nor the Board of Directors grants equity awards in anticipation of the release of material non-public information and we have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
The following table contains information required by Item 402(x)(2) of Regulation S-K about stock options granted to our named executive officers in 2024 during the period beginning four business days before and ending one business day after (1) the filing of our Form 10-Q on May 6, 2025. The below stock options were granted to Latha Vairavan upon promotion to Chief Financial Officer:

Named Executive Officer	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Share)	Grant Date Fair Value of the Award ($)(1)
Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

Latha Vairavan	5/6/2025	60,000	14.32	608,623	(4.3)%
(1)Amounts represent grant date fair values of the Stock Options computed in accordance with ASC Topic 718. The aggregate grant date fair value for the Stock Options was based on the Black-Scholes option valuation methodology. For additional information, refer to Note 10 of the audited financial statements included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025 for the assumptions used in calculating these amounts.
Award Timing Method
We generally grant annual equity-based awards to our executive officers in the first quarter of each calendar year during the performance review cycle, although the exact timing of the awards may change from year to year. The Compensation Committee or the Board of Directors may also grant equity awards, including stock options, at different times of the year to new hires and in connection with promotions or other job changes. Neither the Compensation Committee nor the Board of Directors grants equity awards in anticipation of the release of material non-public information and we have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
We generally grant annual equity-based awards to our executive officers in the first quarter of each calendar year during the performance review cycle, although the exact timing of the awards may change from year to year. The Compensation Committee or the Board of Directors may also grant equity awards, including stock options, at different times of the year to new hires and in connection with promotions or other job changes. Neither the Compensation Committee nor the Board of Directors grants equity awards in anticipation of the release of material non-public information and we have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Named Executive Officer	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Share)	Grant Date Fair Value of the Award ($)(1)
Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

Latha Vairavan	5/6/2025	60,000	14.32	608,623	(4.3)%
(1)Amounts represent grant date fair values of the Stock Options computed in accordance with ASC Topic 718. The aggregate grant date fair value for the Stock Options was based on the Black-Scholes option valuation methodology. For additional information, refer to Note 10 of the audited financial statements included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025 for the assumptions used in calculating these amounts.
Vairavan [Member]
Awards Close in Time to MNPI Disclosures
Name		Latha Vairavan
Underlying Securities | shares		60,000
Exercise Price | $ / shares		$ 14.32
Fair Value as of Grant Date | $		$ 608,623
Underlying Security Market Price Change		(0.043)